Contractual Assets with Customers - Exclusive Rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets [abstract]
Initial balance	R$ 2,079,226	R$ 1,706,331	R$ 1,465,989
Additions	637,502	689,986	549,085
Amortization	(504,907)	(282,521)	(289,436)
Transfer	(6,230)	(34,570)	(19,307)
Final balance	2,205,591	2,079,226	R$ 1,706,331
Current	614,112	555,052
Non-current	R$ 1,591,479	R$ 1,524,174